Derivative instruments - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Loss (recovery) on derivative		$ 0	$ (1,000,000)
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	$ 408,000,000
Value-at-risk methodology assumed holding period for instruments		1 day
Value-at-risk methodology confidence level percentage		99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	209,000,000	$ 209,000,000
Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	9,300,000,000	9,300,000,000
Hedged financial instruments, notional amount of derivative	9,233,000,000	9,233,000,000	7,918,000,000
Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	20,500,000,000	20,500,000,000
Hedged financial instruments, notional amount of derivative	20,450,000,000	$ 20,450,000,000	$ 17,850,000,000
Interest rate swap | Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments		30 years
Hedged financial instruments, notional amount of derivative	9,200,000,000.0	$ 9,200,000,000.0
Interest rate swap | Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments		30 years
Hedged financial instruments, notional amount of derivative	20,500,000,000.0	$ 20,500,000,000.0
Original maturities, minimum, of hedged instruments		5 years
Foreign exchange contracts | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	6,900,000,000.0	$ 6,900,000,000.0
Foreign exchange contracts | Maximum | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum		2 years
Foreign exchange contracts | Forecasted Foreign Currency | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments		9 months
Hedged financial instruments, notional amount of derivative	313,000,000	$ 313,000,000
Pretax loss recorded in accumulated other comprehensive income		$ 7,000,000
Foreign exchange contracts | Forecasted Foreign Currency | Maximum | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum		9 months
Foreign exchange contracts | Short-term Borrowings in Other Currencies [Member] | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum, of hedged instruments		2 months
Hedged financial instruments, notional amount of derivative	$ 533,000,000	$ 533,000,000
Pretax loss recorded in accumulated other comprehensive income		$ 5,900,000
Foreign exchange contracts | Short-term Borrowings in Other Currencies [Member] | Maximum | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum		2 months